Intangible assets	12 Months Ended
Dec. 31, 2017
Intangible assets [Abstract]
Intangible assets
12.	Intangible assets

At December 31, 2017 and 2016, the breakdown of intangible assets is as follows:

				2017	2016
Description	Useful life (months)	Cost	Accumulated amortization/impairment	Net	Net

Software	60	48,857	(20,625)	28,232	9,794
Other intangible assets		44,688	(6,638)	38,050	13,983
Customer relationship	(a)	132,886	(102,078)	30,808	36,154
Licenses	(a)	24,705	-	24,705	24,705
Goodwill on acquisitions	-	469,196	(2,753)	466,443	469,196
Total		720,332	(132,094)	588,238	553,832

(a)
The Company engaged a valuation specialist to determine the fair value of identifiable intangible assets, consisting mainly of customer relationships, which are subject to amortization based on the contractual conditions set forth in each case.

Changes in intangible assets for 2017,2016 and 2015 are as follows:

	December 31, 2016	Additions	Write-Offs	Impairment	December 31, 2017
Costs
Software	22,893	26,879	(915)	-	48,857
Other intangible assets	20,621	24,067	-	-	44,688
Customer relationship	130,690	2,196	-	-	132,886
Projects in progress	24,705	-	-	-	24,705
Goodwill on acquisitions	469,196	-	-	(2,753)	466,443
	668,105	53,142	(915)	(2,753)	717,579
Amortization
( - ) Software	(13,099)	(7,710)	184	-	(20,625)
( - ) Other intangible assets	(6,638)	-	-	-	(6,638)
Customer relationship	(94,536)	(7,542)	-	-	(102,078)
Total amortization	(114,273)	(15,252)	184	-	(129,341)
Total intangible assets, net	553,832	37,890	(731)	(2,753)	588,238

	December 31, 2015	Additions	Impairment	December 31, 2016
Costs
Software	15,380	7,513	-	22,893
Other intangible assets	20,621	-	-	20,621
Customer relationship	130,690	-	-	130,690
Projects in progress	24,705	-	-	24,705
Goodwill on acquisitions	513,986	-	(44,790)	469,196
	705,382	7,513	(44,790)	668,105
Amortization
( - ) Software	(9,940)	(3,159)	-	(13,099)
( - ) Other intangible assets	(6,638)	-	-	(6,638)
Customer relationship	(81,679)	(12,857)	-	(94,536)
Total amortization	(98,257)	(16,016)	-	(114,273)
Total intangible assets, net	607,125	(8,503)	(44,790)	553,832

	December 31, 2014	Additions	Impairment	Transfer	December 31, 2015
Costs
Software	15,329	50	-	1	15,380
Other intangible assets	13,456	6,633	-	532	20,621
Customer relationship	139,838	-	-	(9,148)	130,690
Projects in progress	23,861	-	-	844	24,705
Goodwill on acquisitions	528,828	-	(14,842)	-	513,986
	721,312	6,683	(14,842)	(7,771)	705,382
Amortization
( - ) Software	(8,594)	(1,351)	-	5	(9,940)
( - ) Other intangible assets	-	(6,633)	-	(5)	(6,638)
Customer relationship	(62,360)	(27,090)	-	7,771	(81,679)
Total amortization	(70,954)	(35,074)	-	7,771	(98,257)
Total intangible assets, net	650,358	(28,391)	(14,842)	-	607,125

12.1	Impairment test for cash generating units

A cash generating unit (“CGU”) is defined as the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Historically, the acquisitions that generated such goodwill balances were mainly related to the expansion and development of business in different regions, such as the acquisition of Resicontrol, with operations in the city of Tremembé, CTR Itaboraí, with operations in Rio de Janeiro state, Grupo Viva, with operations in the states of Bahia and Alagoas, and Grupo Geo Vision, in the city of Ribeirao Preto.

The operation and cash generation of such CGUs is directly related to the services rendered on each geographical region that consist in an integrated operation and, as such, are tested for impairment as separate CGUs, considering the geographical aspect inherent to the respective service and the lack of interrelation and synergies among the operations for the different CGUs.

For impairment testing purposes, goodwill arising from business combinations was allocated to the CGU, as of December 31, 2017, 2016 and 2015 as follows:

December 31, 2017

CGU	Projection period	Discount rate	Perpetuity	Assets of CGU	Goodwill tested for impairment	Carrying amount of CGU tested for impairment	Value in use	Goodwill impairment charge	Assets impairment charge	Goodwill balance

Grupo Geo Vision	01/01/18 to 12/31/22	15.20%	7.00%	180,728	242,803	423,531	477,855	(314)	(90)	242,489
Resicontrol	01/01/18 to 12/31/22	15.20%	7.00%	53,992	87,639	141,631	267,109	-	-	87,639
Grupo Viva	01/01/18 to 12/31/22	15.20%	7.00%	235,557	136,315	371,872	484,793	-	-	136,315
CTR Itaboraí	01/01/18 to 12/31/22	15.20%	7.00%	41,420	2,439	43,859	(11,956)	(2,439)	(34,342)	-
TOTAL				511,697	469,196	980,893	1,217,801	(2,753)	(34,432)	466,443

December 31, 2016

CGU	Projection period	Discount rate	Perpetuity	Assets of CGU	Goodwill tested for impairment	Carrying amount of CGU tested for impairment	Value in use	Goodwill impairment charge	Goodwill balance

Grupo Geo Vision	01/01/17 to 12/31/21	18.80%	8.00%	142,722	242,803	385,525	455,870	-	242,803
Resicontrol	01/01/17 to 12/31/21	17.60%	8.00%	92,945	87,639	180,584	196,631	-	87,639
Grupo Viva	01/01/17 to 12/31/21	18.95%	8.00%	135,473	136,315	271,788	416,694	-	136,315
CTR Itaboraí	01/01/17 to 12/31/21	17.90%	8.00%	25,728	47,229	72,957	28,167	(44,790)	2,439
TOTAL				396,868	513,986	910,854	1,097,362	(44,790)	469,196

December 31, 2015

CGU	Projection period	Discount rate	Perpetuity	Assets of CGU	Goodwill tested for impairment	Carrying amount of CGU tested for impairment	Value in use	Goodwill impairment charge	Goodwill balance

Grupo Geo Vision	01/01/16 to 12/31/20	18.75%	8.00%	68,700	242,803	311,503	394,157	-	242,803
Resicontrol	01/01/16 to 12/31/20	19.20%	8.00%	84,492	91,693	176,185	172,131	(4,054)	87,639
Grupo Viva	01/01/16 to 12/31/20	20.55%	8.00%	34,690	136,315	171,005	377,143	-	136,315
CTR Itaboraí	01/01/16 to 12/31/20	18.20%	8.00%	26,818	58,017	84,835	74,047	(10,788)	47,229
TOTAL				214,700	528,828	743,528	1,017,478	(14,842)	513,986

The recoverable amount of the cash generating units shown above was computed based on the calculation of the value in use, considering cash flow projections from financial budgets approved by the board of directors, discounted to present value.

Considerations for the calculation of value in use:

a)	Currency: Brazilian Reais (BRL);
b)	Direct taxes: taxes on gross revenue applicable to the Company’s operations were considered;
c)	Financial projections are presented in nominal terms, i.e., considering the estimated inflation over the projected period;
d)	Discount rate: calculated according to the WACC (Weighted Average Cost of Capital) methodology, before income taxes; and
e)	Projections: budget approved by the Board of Directors for January 1, 2018 to December 31, 2022.

Main assumptions used on the calculation of the value in use

•
Revenue Growth: is based on the observation of the historical behavior of each revenue line, as well as trends based on market analysis. Another factor that may impact operating revenue is the speed of recovery of the economy.

•
Evolution of the operating margin: it takes into account the historical margin, estimate of price correction, as well as the projects in progress with the objective of greater cost efficiency and revenue growth.

Perpetuity growth rate after the cash flow calculation period on the long term view

The Perpetuity rate was obtained considering the follow assumptions:

a)	Long term inflation (IPCA); and
b)	Gross domestic product rate (GDP).

Discount Rate

The discount rate is calculated using the WACC (Weighted Average Cost of Capital) methodology, before income taxes. The WACC is the rate that a company is expected to pay on average to all its security holders to finance its assets. The WACC is commonly referred to as the firm’s cost of capital. The WACC represents the minimum return that a company must earn on an existing asset base to satisfy its creditors, owners, and other providers of capital, or they will invest elsewhere. Companies raise money from a number of sources: common stock, preferred stock, straight debt, convertible debt, exchangeable debt, warrants, options, pension liabilities, executive stock options, governmental subsidies, and so on. Different securities, which represent different sources of finance, are expected to generate different returns. The WACC is calculated taking into account the relative weights of each component of the capital structure. The more complex the company’s capital structure, the more laborious it is to calculate the WACC.

Inflation (IPCA)

Inflation was estimated considering inflation forecasts released by the main financial institutions of Brazil. The Brazilian Central Bank use to publish a research called Market Readout. On the Brazilian Central Bank Website we can find the complete long term forecast for several economic financial indicators.

As a result of the impairment test, the Company recognized impairment charges in the following cash generation units:

Description	2017	2016	2015
Água e Solo	404
CTR Itaboraí	36,781	44,790	10,788
Resicontrol	-	-	4,054

Total Impairment	37,185	44,790	14,842

From the total amount of R$37,185 related to the impairment for the fiscal year 2017, showed above, R$2,753 was recorded as an impairment of the goodwill, and R$34,432 was recorded as an impairment of PP&E (please refer to Note 11).

Sensitivity analysis

For the sensitive analysis of goodwill impairment, the Company considered the following variations (increases / decreases), expressed in percentage points (p.p) for the year ended December 31, 2017:

•	Increase in 0.5 p.p on the discount rate
•	Decrease in 1.0 p.p on the EBITDA margin for all periods projected, including in perpetuity
•	Decrease in 0.5 p.p on the growth rate in perpetuity

The sensitivity analysis indicated that the recoverable amount from each cash- generating unit would continue to be higher than its corresponding carrying amount.